Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net (loss)/income	$ 9,962,000	$ 10,250,000	$ (9,830,000)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,627,000	597,000	402,000
Allowance for doubtful accounts	459,000	321,000	315,000
Share-based compensation	24,543,000	10,672,000	12,566,000
Deferred income tax	(182,000)	(84,000)	183,000
Foreign exchange (loss)/gain, net	(67,000)	(3,011,000)	46,000
Share of loss/(profit) from associate	(543,000)	(119,000)	7,000
Gain on change of interest in associate	(943,000)	0	0
Realized loss/(gain) on disposal of available-for-sale investments	0	(14,000)	102,000
Other income from ADR depositary agreement and gain from step acquisition	(3,202,000)	(214,000)	0
Changes in operating assets and liabilities:
Accounts receivable	(28,102,000)	(11,628,000)	(9,087,000)
Inventory	(35,000)	0	0
Prepaid expenses and other current assets	43,000	(1,911,000)	(588,000)
Other non-current assets	228,000	269,000	(1,247,000)
Accounts payable	5,339,000	396,000	(50,000)
Deferred revenue	4,946,000	4,400,000	2,132,000
Receipt in advance	322,000	0	0
Accrued expenses and other current liabilities	4,539,000	1,844,000	1,043,000
Tax payable	165,000	72,000	250,000
Other non-current liabilities	414,000	0	0
Net cash (used in)/provided by operating activities	19,513,000	11,840,000	(3,756,000)
Cash flows from investing activities:
Placement of term deposits	(93,761,000)	(51,463,000)	(11,279,000)
Maturities of term deposits	51,626,000	4,331,000	2,197,000
Purchase of available-for-sale investments	(10,755,000)	0	(13,000)
Advances to Tianjin Yidatong Technology Development Co., Ltd.	0	0	(2,279,000)
Proceeds from repayment of advance to Tianjin Yidatong Technology Development Co., Ltd.	0	2,196,000	1,921,000
Disbursements from lending of housing loans to employees	(302,000)	(79,000)	(1,798,000)
Proceeds from repayments of housing loans to employees	110,000	180,000	1,200,000
Proceeds from disposals of available-for-sale investments	3,182,000	14,000	2,181,000
Cash paid for equity investment	(6,272,000)	0	(1,007,000)
Net cash acquired from business acquisitions	1,225,000	0	0
Bridge loans in connection with completed and ongoing investments	(11,288,000)	0	0
Purchase of property and equipment and intangible assets	(2,334,000)	(2,270,000)	(578,000)
Net cash used in investing activities	(68,569,000)	(47,091,000)	(9,455,000)
Cash flows from financing activities:
Proceeds from initial public offering (net of underwriters' commission of US$6,239)	0	82,886,000	0
Proceeds from exercising of share options	920,000	1,551,000	0
Payments of listing expenses	0	(3,926,000)	0
Cash distributed to non-controlling shareholder upon disposal	(67,000)	0	0
Repayment of bank loans	(710,000)	0	0
Repurchase common stock	(1,346,000)	0	0
Net cash provided by/(used in) financing activities	(1,203,000)	82,711,000	28,893,000
Effect of exchange rate changes on cash and cash equivalents	(389,000)	4,084,000	580,000
Net increase/(decrease) in cash and cash equivalents	(50,648,000)	51,544,000	16,262,000
Cash and cash equivalents at beginning of year	69,510,000	17,966,000	1,704,000
Cash and cash equivalents at end of year	18,862,000	69,510,000	17,966,000
Supplemental disclosures of cash flow information:
Cash paid for income taxes	297,000	16,000	0
Supplemental disclosures of non-cash investing and financing activities:
Issuance of common shares in business combination	20,617,000	0	0
Issuance of common shares in equity investment	5,916,000	0	0
Accretion of redeemable convertible preferred shares	0	535,000	1,533,000
Beneficial conversion feature of redeemable convertible preferred shares	0	0	5,693,000
Conversion of preferred shares to common shares	0	51,513,000	0
Purchase of property and equipment financed by accounts payable	0	0	40,000
Series C Redeemable Convertible Preferred Shares [Member]
Cash flows from financing activities:
Proceeds from issuance of convertible redeemable preferred shares (net of issuance cost)	0	0	16,978,000
Series C-1 Redeemable Convertible Preferred Shares [Member]
Cash flows from financing activities:
Proceeds from issuance of convertible redeemable preferred shares (net of issuance cost)	0	2,200,000	11,915,000
Supplemental disclosures of non-cash investing and financing activities:
Issuance of redeemable convertible preferred shares not paid until January 2011	$ 0	$ 0	$ 2,200,000